TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Transactions With Related Parties
TRANSACTIONS WITH RELATED PARTIES

39)	TRANSACTIONS WITH RELATED PARTIES

The Company has a policy for transactions with related parties. The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

	R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31, 2025	On December 31, 2024	On December 31, 2025	On December 31, 2024	On December 31, 2025	On December 31, 2024	On December 31, 2025	On December 31, 2024
Assets
Securities and derivative financial instruments	-	-	15,086	569,106	-	-	15,086	569,106
Loans and other assets	11	9	4,515,700	2,850,123	185,425	168,778	4,701,136	3,018,910
Liabilities
Customer and financial institution resources	5,434,015	3,984,694	1,171,315	1,135,148	400,505	457,928	7,005,835	5,577,770
Securities and subordinated debt securities issued	28,982,300	22,980,518	-	-	912,486	711,521	29,894,786	23,692,039
Other liabilities (4)	3,171,676	2,873,187	13,786,032	13,384,216	1,991	1,527	16,959,699	16,258,930

	Year ended on December 31 - R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Revenue and expenses
Net interest income	(4,477,481)	(2,955,759)	(202,736)	116,185	(202,548)	(134,856)	(4,882,765)	(2,974,430)
Income from services provided	132	120	434,790	165,045	345	85	435,267	165,250
Other expenses net of other operating revenues	193,150	108,791	(2,689,489)	(2,599,747)	(59,636)	(18,356)	(2,555,975)	(2,509,312)
(1)	Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A., Nova Cidade de Deus Participações S.A. and NCD Participações Ltda.;
(2)	Companies listed in Note 13;
(3)	Members of the Board of Directors and the Board of Executive Officers; and
(4)	Includes interest on equity.

a)	Remuneration of key management personnel

The following is established each year at the Annual Shareholders’ Meeting:

•	The annual total amount of management compensation, set forth at the Board of Directors’ Meeting, to be paid to Board members and members of the Board of Executive Officers, as determined by the Company’s Bylaws; and

•	The amount allocated to finance Management Supplementary Pension Plans, within the Employee and Management pension plan of the Bradesco Company (Bradesco S.A. and other companies in the conglomerate).

For 2025, the maximum amount of R$1,185,662 thousand was determined for the remuneration of the Directors, and part of this refers to the social security contribution to the INSS, which is an obligation of the Company, and R$53,824 thousand to cover supplementary pension plan defined contributions.

The current policy on Management compensation sets forth that 50% of net variable compensation, if any, must be allocated to the acquisition of PNB (class B preferred shares) shares issued by BBD Participações S.A. and/or PN (preferred shares) shares issued by Banco Bradesco S.A., which vest in three equal, annual and successive installments, the first of which is in the year following the payment date. This procedure complies with CMN Resolutions No. 5,177/24 and No. 432/24, which sets forth a management compensation policy for financial institutions.

The Company has no long-term benefits for the termination of employment contracts or for remuneration based on shares for its key Management personnel.

	R$ thousands
	Year ended December 31
	2025	2024	2023
Short, medium and long-term remuneration	1,166,743	611,936	647,189
Post-employment - Pension Plans	51,586	547,789	613,100
Total	1,218,329	1,159,725	1,260,289

b)	Equity participation

The members of the Board of Directors and the Board of the Executive Officers had, together directly, the following shareholding in Bradesco:

Direct ownership	On December 31, 2025	On December 31, 2024
Common shares	0.32%	0.32%
Preferred shares	1.05%	0.93%
Total shares (1)	0.69%	0.63%
(1)	On December 31, 2025, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.10% of common shares, 1.09% of preferred shares and 1.59% of all shares (on December 31, 2024 – 1.62% of common shares, 0.96% of preferred shares and 1.29% of all shares).